Description of Organization and Business Operations (Details) - USD ($)					6 Months Ended	12 Months Ended
	Nov. 17, 2025	Aug. 05, 2025	Nov. 21, 2024	Nov. 04, 2024	Dec. 31, 2024	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Incorporation date						Jun. 24, 2024
Price of per share						$ 12
Gross proceeds from private placement					$ 4,250,000
Transaction costs						11,403,592
Cash underwriting fee		$ 1,000,000				2,000,000
Deferred underwriting fee						8,750,000
Other offering costs						653,592
Interest to pay dissolution expenses						100,000
Common stock purchase price						$ 800,000,000
Preferred stock, par value per share					$ 0.0001	$ 0.0001
Preferred shares issued
Aggreate of shares
Convertible Promissory Notes [Member]
Description of Organization and Business Operations [Line Items]
Aggregate value						$ 78,000,000
Pre-Funded Convertible Note [Member]
Description of Organization and Business Operations [Line Items]
Price per unit						$ 12
Price of per share						10.2
Prinicipal amount	$ 9,300,000
Pre -Funded Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price of per share						$ 12
Prinicipal amount	$ 10,900,000
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Percentage of fair market value equal to net balance of trust account						80.00%
Percentage of redeem initial business combination						100.00%
Business Combination [Member] | Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit			1
Post-Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Voting interest acquired						50.00%
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds					$ 250,000,000
Number of shares per unit				1
Common stock, par value per share					$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value per share						$ 0.0001
Class A Ordinary Shares [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit			1
Series A Cumulative Convertible Preferred Stock [Member]
Description of Organization and Business Operations [Line Items]
Percentage of number of shares						12.00%
Percentage of rights and limitations						$ 0.12
Series A Preferred Stock Investment [Member]
Description of Organization and Business Operations [Line Items]
Preferred stock, par value per share						$ 12
Aggregate purchase price						$ 50
Preferred shares issued						4,901,961
Series A Preferred Stock Investment [Member] | Initial Closing PIPE Investment [Member]
Description of Organization and Business Operations [Line Items]
Price of per share	$ 10.2
Aggregate purchase price	$ 100,000,000
Aggreate of shares	9,803,922
Series A Preferred Stock Investment [Member] | Additional Closing PIPE Investors [Member]
Description of Organization and Business Operations [Line Items]
Preferred stock, par value per share	$ 12
Aggregate purchase price	$ 20,000,000
Aggreate of shares	1,666,668
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Consummated units				25,000,000
Price per unit				$ 10
Gross proceeds				$ 250,000,000
Initial Public Offering [Member] | Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit				1
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit				1
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Consummated units						425,000
Sale of stock units				425,000
Price of per share				$ 10
Gross proceeds from private placement				$ 4,250,000		$ 4,250,000
Private Placement [Member] | Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit				1
Private Placement [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit				1
Public Share [Member]
Description of Organization and Business Operations [Line Items]
Trust account per public share						$ 10
Public Share [Member] | Business Combination Agreement [Member]
Description of Organization and Business Operations [Line Items]
Trust account per public share						$ 10